KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and other short-term benefits	$ 2,021	$ 1,942
Share-based compensation	2,879	1,979
Total key management compensation	$ 4,900	$ 3,921